Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	MFS® SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
MFS Emerging Markets Debt Local Currency Fund | A
Prospectus:
Trading Symbol	EMLAX
MFS Emerging Markets Debt Local Currency Fund | B
Prospectus:
Trading Symbol	EMLBX
MFS Emerging Markets Debt Local Currency Fund | C
Prospectus:
Trading Symbol	EMLCX
MFS Emerging Markets Debt Local Currency Fund | I
Prospectus:
Trading Symbol	EMLIX
MFS Emerging Markets Debt Local Currency Fund | R1
Prospectus:
Trading Symbol	EMLJX
MFS Emerging Markets Debt Local Currency Fund | R2
Prospectus:
Trading Symbol	EMLKX
MFS Emerging Markets Debt Local Currency Fund | R3
Prospectus:
Trading Symbol	EMLLX
MFS Emerging Markets Debt Local Currency Fund | R4
Prospectus:
Trading Symbol	EMLMX
MFS Emerging Markets Debt Local Currency Fund | R6
Prospectus:
Trading Symbol	EMLNX